UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2008

Date of reporting period: March 31, 2008


Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                March 31, 2008
                                  (unaudited)

                                      Shares    Value (A)
-                                    --------- ------------
Stocks And Convertible Securities -- 99.3%

  Energy -- 92.1%
   Integrated -- 35.5%
   Chevron Corp.                       715,000 $ 61,032,400
   ConocoPhillips                      556,891   42,440,663
   Exxon Mobil Corp.                 1,245,000  105,302,100
   Hess Corp.                          195,000   17,195,100
   Marathon Oil Co.                    240,000   10,944,000
   Murphy Oil Corp.                    216,500   17,783,310
   Royal Dutch Shell plc ADR           265,000   18,279,700
   Suncor Energy                        90,000    8,671,500
   Total S.A. ADR                      390,000   28,863,900
   Valero Energy Corp.                 425,000   20,871,750
                                               ------------
                                                331,384,423
                                               ------------
   Exploration & Production -- 18.4%
   Apache Corp.                        200,000   24,164,000
   Devon Energy Corp.                  330,000   34,428,900
   EOG Resources, Inc. (B)             230,000   27,600,000
   Forest Oil Corp (C)                  37,000    1,811,520
   Noble Energy, Inc.                  340,000   24,752,000
   Occidental Petroleum Corp.          400,000   29,268,000
   XTO Energy Inc.                     487,500   30,156,750
                                               ------------
                                                172,181,170
                                               ------------

   Services -- 24.3%
   Baker Hughes, Inc.                  205,000   14,042,500
   BJ Services Co.                     202,600    5,776,126
   ENSCO International, Inc.           209,150   13,096,973
   Grant Prideco Inc. (C)              308,000   15,159,760
   Hercules Offshore, Inc. (B) (C)     600,000   15,072,000
   Nabors Industries Ltd. (C)          520,000   17,560,400
   Noble Corp.                         600,000   29,802,000
   Schlumberger Ltd.                   560,000   48,720,000
   Transocean Inc. (C)                 237,953   32,171,246
   Weatherford International,
    Ltd. (C)                           493,560   35,768,293
                                               ------------
                                                227,169,298
                                               ------------
   Utilities -- 13.9%
   AGL Resources Inc.                  170,000    5,834,400
   Duke Energy Corp.                   217,624    3,884,588
   Energen Corp.                       400,000   24,920,000
   Equitable Resources Inc.            450,000   26,505,000
   MDU Resources Group, Inc.           375,000    9,206,250
   National Fuel Gas Co.               200,000    9,442,000
   New Jersey Resources Corp.          300,000    9,315,000
   Northeast Utilities                 200,000    4,908,000
   Questar Corp.                       320,000   18,099,200
   Spectra Energy Corp.                108,812    2,475,473
   Williams Companies, Inc.            450,000   14,841,000
                                               ------------
                                                129,430,911
                                               ------------
                                        Shares/
                                       Prin. Amt.  Value (A)
-                                      ---------- ------------

  Basic Industries -- 7.2%
   Basic Materials & Other -- 7.2%
   Air Products and Chemicals,
    Inc.                                  115,000 $ 10,580,000
   Aqua America, Inc. (B)                 281,000    5,277,180
   du Pont (E.I.) de Nemours and Co.      157,500    7,364,700
   General Electric Co.                   164,000    6,069,640
   International Coal Group,
    Inc. (B) (C)                        3,000,000   19,050,000
   Lubrizol Corp.                         135,000    7,493,850
   Massey Energy Co.                       96,879    3,536,084
   Rohm & Haas Co.                        150,000    8,112,000
                                                  ------------
                                                    67,483,454
                                                  ------------
Total Stocks And Convertible Securities
 (Cost $366,034,527) (D)                           927,649,256
                                                  ------------
Short-Term Investments -- 0.9%

   U.S. Government Obligations -- 0.3%
   U.S. Treasury Bills,
    2.18%, due 5/15/08                 $3,000,000    2,992,007
                                                  ------------
   Time Deposit -- 0.0%
   Wachovia Bank,
    1.70%, due 4/1/08                                  218,353
                                                  ------------

   Commercial Paper -- 0.6%
   Chevron Funding Corp.,
    2.05%, due 4/3/08                  $1,000,000      999,810
   General Electric Capital Corp.,
    2.28%, due 4/1/08                  $2,000,000    2,000,000
   Toyota Motor Credit Corp.,
    1.79%, due 4/3/08                  $2,500,000    2,499,751
                                                  ------------
                                                     5,499,561
                                                  ------------
Total Short-Term Investments
 (Cost $8,709,921)                               8,709,921
                                            --------------
Total Securities Lending Collateral -- 6.9%
 (Cost $64,411,555)
   Brown Brothers Investment
    Trust, 3.02%, due 4/1/08                    64,411,555
                                            --------------

Total Investments -- 107.1%
 (Cost $439,156,003)                         1,000,770,732
  Cash, receivables, prepaid
   expenses and other assets, less
   liabilities -- (7.1)%                       (66,153,187)
                                            --------------
Net Assets -- 100%                          $  934,617,545
                                            ==============
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Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B)Some of the shares of this company are on loan. See note 8 to financial statements.
(C)Presently non-dividend paying.
(D)The aggregate market value of stocks held in escrow at March 31, 2008 covering open call option contracts written was $6,055,800.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                                March 31, 2008
                                  (unaudited)


 Contracts                                                Contract
(100 shares                                               Expiration  Appreciation/
   each)                Security             Strike Price  Date       (Depreciation)
------------------------------------------------------------------------------------

                                 COVERED CALLS
    100     Air Products and Chemicals, Inc.    $  115    Sep   08       $(1,800)
    100     ENSCO International, Inc........      65      Apr   08        (5,290)
    100     Equitable Resources Inc.........      65      Jun   08            700
    100     Marathon Oil Co.................      55      Apr   08         19,780
    100     Marathon Oil Co.................      60      Apr   08          9,200
    100     Rohm & Haas Co..................      55      Apr   08        (1,800)
    100     Rohm & Haas Co..................      60      Apr   08         12,199
    100     Suncor Energy...................     125      Jun   08          3,700
    100     Suncor Energy...................     135      Sep   08          (800)
    ---                                                                  --------
    900                                                                   $35,889
    ===                                                                  ========


        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-
diversified  investment  company.  The  Corporation  is   an
internally-managed fund emphasizing petroleum and other natural resource investments. The investment objectives of the Corporation are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Transactions and Investment Income--Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to stockholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Security Valuation--Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost which approximates fair value. Purchased and written options are valued at the last quoted asked price.

The Corporation adopted Financial Accounting Standard Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. There was no impact on the fair value of assets individually or in aggregate upon adoption. In accordance with FAS 157, fair value is defined as the price that the Corporation would receive upon selling an investment in an orderly transaction to an independent buyer. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements, summarized as follows:

  .     Level  1 -- fair value is determined based on market
     data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  .     Level  2  --  fair value is determined  using  other
     assumptions obtained from independent sources; for example, quoted prices for similar investments,
  .     Level  3  --  fair  value is  determined  using  the
     Corporation's own assumptions, developed based on the best information available in the circumstances.

   The Corporation's investments at March 31, 2008 are classified as follows:

                                         Investment in
                                          securities    Written options
                                        --------------  ---------------
         Level 1                        $  927,649,256     $78,000
         Level 2                            73,121,476*          --
         Level 3                              --               --
         --------------------------------------------------------------
         Total                          $1,000,770,732     $78,000

------------------------------------------------------------
--------------------
*Comprised of short-term investments and securities lending collateral.

8. PORTFOLIO SECURITIES LOANED
The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2008, the Corporation had securities on loan of $62,377,240 and held collateral of $64,411,555, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of April 30, 2008, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the "Corporation"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of April 30, 2008, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Corporation's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   April 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   April 30, 2008


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   April 30, 2008